CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Property, plant and equipment	€ 32,034	€ 24,839
Intangible assets	611,075	605,508
Deferred tax assets	33,088	34,810
Investments in associates, joint ventures and other investments	5,145	7,281
Other non-current financial assets	15,900	14,207
Non-current assets	697,242	686,645
Current assets
Trade receivables	248,227	191,469
Other current receivables	48,914	31,369
Income tax receivables	2,039	1,681
Prepaid expenses	6,762	5,586
Cash and cash equivalents	87,462	240,546
Current assets	393,404	470,651
Total assets	1,090,646	1,157,296
Equity attributable to owners of the parent
Share capital	2,296	2,194
Share premium	1,901,648	1,852,339
Other equity	(111)	(117)
Other reserves	(972,584)	(970,623)
Accumulated losses	(869,332)	(883,420)
Equity attributable to owners of the parent	61,917	373
Non-controlling interests	8,407	5,970
Total equity	70,324	6,343
Non-current liabilities
Loans and borrowings	587,978	726,891
Other non-current financial liabilities	19,304	18,811
Deferred tax liabilities	5,243	7,663
Employee benefit obligations	5,175	3,795
Provisions	1,175	1,230
Non-current liabilities	618,875	758,390
Current liabilities
Loans and borrowings	889	61,945
Other current financial liabilities	13,689	19,227
Trade payables	281,998	209,106
Other current liabilities	33,733	34,851
Accrued liabilities	48,714	54,639
Income tax liabilities	19,884	11,351
Provisions	2,540	1,444
Current liabilities	401,447	392,563
Total liabilities	1,020,322	1,150,953
Total equity and liabilities	€ 1,090,646	€ 1,157,296